Accounts and transactions with related parties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accounts and transactions with related parties
23.	Accounts and transactions with related parties

	2022	2021
Account receivable -
Banco General, S.A.	$1,960	$1,589
Panama Air Cargo Terminal	208	217
Petróleos Delta, S.A.	—	26

	$2,168	$1,832

Account payable -
Petróleos Delta, S.A.	$—	$7,677
Assa Compañía de Seguros, S.A.	765	196
Desarrollos Inmobiliarios del Este, S.A.	51	37
Panama Air Cargo Terminal	141	11
Galindo, Arias & López	28	17
Motta Internacional, S.A.	14	7
Millicom Tigo Panamá, S.A.	—	3
GBM International, Inc.	5	—

	$1,004	$7,948

Transactions with related parties for the year ended December 31 are as follows:

		Amount of transaction	Amount of transaction	Amount of transaction
Related party	Transaction	2022	2021	2020
Petróleos Delta, S.A.	Purchase of jet fuel	$—	$190,628	$102,702
ASSA Compañía de Seguros, S.A.	Insurance	10,157	9,713	7,147
Desarrollo Inmobiliario del Este, S.A.	Property leasing	2,989	3,384	3,301
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	3,911	2,565	2,839
Panama Air Cargo Terminal	Handling	4,116	3,193	2,037
Motta International	Purchase	812	108	550
Galindo, Arias & López	Legal services	530	170	236
GBM International, Inc.	Technological support	50	102	146
Global Brands, S.A.	Purchase	60	31	31
Televisora Nacional, S.A.	Communications	—	—	13
Banco General, S.A.	Interest income	$(829)	$(1,546)	$(2,657)
Banco General, S.A.:
The Company’s controlling shareholders have a vote and a decision within the board of directors of BG Financial Group, which is the controlling company of Banco General. Likewise, Banco General, S. A. owns ProFuturo Administradora de Fondos de Pensión y Cesantía S.A., which manages the Company’s reserves for pension purposes. As of December 31, 2022 Company has interest receivable by $
0.1
 million (2021: $
0.9
million) due to short and long term time deposits in this
financial institution.
Also Banco General it is a non air partner of the Copa’s loyalty program “ConnectMiles”. During, 2022 the Company sales miles to Banco General for $18.9 million (2021: $13.8 million, 2020: $10.7 million).
Petróleos Delta, S.A.:
Since 2005, the fuel company entered into a contract with the Company to meet its jet fuel needs. Until 2021, various member of the Company’s Board of Directors were shareholder of Petróleos Delta, S.A. As of December 2022 those individuals are no longer members of the Company’s Board. Therefore, Petroleos Delta is not longer a related party.
ASSA Compañía de Seguros, S. A.:
An insurance company that provides substantially all of the Company’s insurance policies. While the Company’s controlling shareholders do not hold a controlling equity interest in ASSA
Compañía de Seguros, S. A
.
, various members of the Company’s Board of Directors are also board members of ASSA Compañía de Seguros, S. A.
Desarrollo Inmobiliario del Este, S. A.:
The Company leases four floors consisting of approximately 105,981 square feet of the building from Desarrollo Inmobiliario, an entity controlled by the same group of investors that controls Corporación de Inversiones Aéreas, S. A. (“CIASA”). CIASA owns 100% of the class B shares of the Company. This contract is a lease contract under IFRS 16.
Panama Air Cargo Terminal:
Provides cargo and courier services in Panama, an entity controlled by the same group of investors that controls CIASA.
Motta Internacional, S.A. & Global Brands, S. A.:
The Company purchases most of the alcohol and other beverages served on its aircraft from Motta Internacional, S. A. and Global Brands, S. A., both of which are controlled by the Company’s controlling shareholders.
Millicom Tigo Panamá, S.A.:
The Company is responsible for providing television and internet broadcasting services in Panama. Until 2021, a member of the Company’s Board of Directors was shareholder of Millicom Tigo Panamá, S.A. As of December 2022, this company is not longer a related party.
Galindo, Arias
 & López:
Certain partners of Galindo, Arias & López (a law firm) are indirect shareholders of CIASA and serve on the Company’s Board of Directors.

GBM International, Inc.:
Provides systems integration and computer services, as well as technical services and enterprise management. A member of the Company’s Board of Directors is shareholder of GBM International, Inc.
Televisora Nacional, S.A.:
This Panamanian television channel provides broadcasting services. A member of the Company’s Board of Directors is a shareholder of Televisora Nacional, S. A
.
Compensation of key management personnel
Key management personnel compensation is as follows:

	2022	2021	2020
Short-term employee benefits	$2,901	$2,748	$3,177
Post-employment pension	56	53	61
Share-based payments	318	1,083	2,362

	$3,275	$3,884	$5,600

The Company has not set aside any additional funds for future payments to executive officers, other than one pursuant to a non-compete
agreement for $3.0 million established in 2006 (see note 21).